UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number:	811-4980
TCW Strategic Income Fund, Inc.
(Exact name of registrant as specified in charter)
865 South Figueroa Street, Suite 1800, Los Angeles, CA	90017
(Address of principal executive offices)	(Zip code)
Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(213) 244-0000
Date of fiscal year end:	December 31
Date of reporting period:	03/31/2006

Item 1. Schedule of Investments. - The schedule of investments for the period ending March 31, 2006 is filed herewith.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited)                                                                                                        March 31, 2006

Principal
Amount	Fixed Income Securities	Value
	Asset Backed Securities (7.3% of Net Assets)
	Banking (7.3%)
$2,500,000	Ameriquest Mortgage Securities, Inc. (06-R2-M10), 7.24%, due 03/29/36	$2,157,812
4,000,000	ARES VR, Ltd. (06-1A-SUB), (144A), 7.253, due 02/24/18 (CLO)	3,760,000	*
2,661,000	Argent Securities, Inc., (06-W3-M10), (144A), 7.253%, due 05/25/36	2,242,385	*
2,000,000	Countrywide Asset-Backed Certificates (06-5-B), 7.04%, due 03/25/36	2,000,000
2,000,000	Countrywide Asset-Backed Certificates (06-6-B), (144A), 7.751%, due 03/29/36	1,721,620	*
2,000,000	HSI Asset Securitization Corp. Trust (06-OPT3-M9), 6.78%, due 04/05/36	1,992,754
1,000,000	Residential Asset Mortgage Products, Inc. (06-NC3-M9), 7.053%, due 03/25/36	1,000,000
2,000,000	Soundview Home Equity Loan Trust (06-OPT2-M9), 7.32%, due 05/25/36	1,745,625
2,000,000	Structured Asset Securities Corp. (06-WF1-M9), 6.818%, due 02/25/36	2,000,000
	Total Banking	18,620,196
	Total Asset Backed Securities (Cost: $18,671,256)	18,620,196
	Collateralized Mortgage Obligations (14.2%)
	Banking (2.1%)
5,749,578	GSR Mortgage Loan Trust (03-7F-1A4), 5.25%, due 06/25/33	5,293,119
	U.S. Government Securities (12.1%)
2,023,000	Federal Home Loan Mortgage Corp. (2684-SN), 4.506%, due 10/15/33	1,450,655
3,172,435	Federal Home Loan Mortgage Corp. (2951-NS), 0%, due 03/15/35	1,980,892
3,139,967	Federal Home Loan Mortgage Corp. (2962-GT), 0%, due 04/15/35 (TAC)	2,912,445
4,249,713	Federal Home Loan Mortgage Corp. (3035-TP), 6.5%, due 12/15/33	4,103,862
3,798,175	Federal Home Loan Mortgage Corp. (3092-CS), 7.488%, due 12/15/35 (TAC)	3,576,608
3,954,478	Federal Home Loan Mortgage Corp. (3092-LO), 0%, due 12/15/35 (P/O)(TAC)	3,067,557
3,197,760	Federal Home Loan Mortgage Corp. (3092-OL), 0%, due 12/15/35 (P/O)	2,284,340
4,108,558	Federal National Mortgage Association (05-69-HO), 0%, due 08/25/35 (P/O)	3,082,588
1,839,161	Federal National Mortgage Association (05-92-DT), 6%, due 10/25/35 (TAC)	1,809,755

$4,091,579	Federal National Mortgage Association (25-62-BO), 0%, due 07/25/35 (P/O)	$3,191,377
4,587,343	Government National Mortgage Association (05-45-DK), 3.72%, due 06/16/35	3,611,260
	Total U.S. Government Securities	31,071,339
	Total Collateralized Mortgage Obligations (Cost: $35,737,720)	36,364,458
	Convertible Securities (8.7%)
	Automobiles (1.1%)
31,385	Ford Motor Co. Capital Trust II, $3.25	949,396
39,000	General Motors Corp., $1.125	911,625
55,850	General Motors Corp., $1.3125	907,004
	Total Automobiles	2,768,025
	Commercial Services (0.5%)
30,085	United Rentals, Inc., $3.25	1,421,516
	Containers & Packaging (0.5%)
60,200	Smurfit-Stone Container Corp., $1.75	1,377,075
	Electric Utilities (1.1%)
30,200	AES Trust III, $3.375	1,426,950
56,600	Great Plains Energy, Inc., $2.00	1,384,436
	Total Electric Utilities	2,811,386
	Food & Staples Retailing (1.1%)
57,165	Albertson’s, Inc., $1.8125	1,434,842
27,060	Rite Aid Corp., $3.50	1,329,323
	Total Food & Staples Retailing	2,764,165
	Insurance (1.6%)
41,775	Chubb Corp., $1.75	1,430,794
19,000	Hartford Financial Services Group, Inc., $3.50	1,377,500
23,405	Reinsurance Group of America, Inc., $2.875	1,416,003
	Total Insurance	4,224,297
	Media (0.5%)
1,400	Interpublic Group of Companies., Inc., (144A), $52.50	1,312,500	*
	Multi-Utilities (0.6%)
28,020	Dominion Resources, Inc., $4.375	1,421,735
	Office Electronics (0.5%)
11,305	Xerox Corp., $6.25	1,416,177
	Oil, Gas & Consumable Fuels (0.6%)
15,045	Chesapeake Energy Corp., $4.50	1,447,705
	Road & Rail (0.6%)
1,360	Kansas City Southern, $51.25	1,433,950
	Total Convertible Securities (Cost: $23,170,420)	22,398,531

	Corporate Debt (29.3%)
	Electronics (2.7%)
$1,350,000	Agere Systems, Inc., 6.5%, due 12/15/09	$1,336,500
1,140,000	ASM Lithography Holding N.V., (144A), 5.75%, due 10/15/06	1,311,342	*
1,450,000	Brooks Automation, Inc., 4.75%, due 06/01/08	1,415,563
1,385,000	Fairchild Semiconductor Corp., 5%, due 11/01/08	1,374,613
1,350,000	LSI Logic Corp., 4%, due 05/15/10	1,512,000
	Total Electronics	6,950,018
	Financial Services (24.4%)
62,721,000	Dow Jones CDX. NA. HY Trust 1, (144A), 8.625%, due 06/29/11	62,485,796	*#+
	Media - Broadcasting & Publishing (0.5%)
1,475,000	Ciena Corp., 3.75%, due 02/01/08	1,401,250
	Medical Supplies (0.5%)
1,405,000	LTX Corp., 4.25%, due 08/15/06	1,405,000
	Pharmaceuticals (0.6%)
1,730,000	Connetics Corp., (144A), 2%, due 03/30/15	1,405,625	*
	Real Estate (0.6%)
1,450,000	Affordable Residental Communities, Inc., (144A), 7.5%, due 08/15/25	1,444,563	*
	Total Corporate Debt (Cost: $76,212,901)	75,092,252
	Total Fixed Income Securities (Cost: $153,792,297) (59.5%)	152,475,437

Number of
Shares	Common Stock	Value
	Aerospace & Defense (0.1%)
8,000	Honeywell International, Inc.	$342,120
	Air Freight & Logistics (0.1%)
5,400	UTI Worldwide, Inc.	170,343
	Automobiles (0.1%)
13,000	General Motors Corp.	276,510
	Biotechnology (0.8%)
7,400	Cubist Pharmaceuticals, Inc.	169,941	**
7,800	CV Therapeutics, Inc.	171,795	**
6,700	Genentech, Inc.	566,150	**
2,800	Invitrogen Corp.	196,350	**
9,700	MedImmune, Inc.	354,777	**
3,000	Nektar Therapeutics	61,125	**
1,800	Neurocrine Biosciences, Inc.	116,136	**
5,400	Nuvelo, Inc.	96,147	**
9,400	Onyx Pharmaceuticals, Inc.	246,750	**
4,800	Vertex Pharmaceuticals, Inc.	175,560	**
	Total Biotechnology	2,154,731

	Capital Markets (0.6%)
16,600	E*TRADE Group, Inc.	$447,785	**
7,000	Merrill Lynch & Co., Inc.	551,250
9,000	SEI Investments Co.	364,545
1,300	T. Rowe Price Group, Inc.	101,744
	Total Capital Markets	1,465,324
	Chemicals (0.3%)
4,000	Air Products & Chemicals, Inc.	268,880
10,000	Du Pont (E.I.) de Nemours & Co.	422,050
	Total Chemicals	690,930
	Commercial Banks (0.3%)
10,400	Commerce Bancorp, Inc.	381,160
0	HSBC Holdings PLC	8
9,800	Signature Bank	319,088	**
	Total Commercial Banks	700,256
	Commercial Services & Supplies (1.2%)
8,200	Advisory Board Co.	456,535	**
6,500	Corporate Executive Board Co.	655,817
8,500	Monster Worldwide, Inc.	423,682	**
15,600	Resources Connection, Inc.	388,518	**
17,200	Robert Half International, Inc.	664,866
11,000	Waste Management, Inc.	388,245
	Total Commercial Services & Supplies	2,977,663
	Communications Equipment (0.5%)
3,000	F5 Networks, Inc.	217,455	**
90,000	Lucent Technologies, Inc.	274,950	**
29,000	Nokia Oyj (ADR)	599,415
2,800	Research In Motion, Ltd.	237,356	**
	Total Communications Equipment	1,329,176
	Computers & Peripherals (0.3%)
15,500	Hewlett-Packard Co.	509,562
4,000	International Business Machines Corp.	329,900
	Total Computers & Peripherals	839,462
	Consumer Finance (0.1%)
2,300	Capital One Financial Corp.	185,184
	Containers & Packaging (0.2%)
21,700	Packaging Corp. of America	486,405
	Diversified Consumer Services (0.2%)
10,800	Bright Horizons Family Solutions, Inc.	417,906	**
1,900	Strayer Education, Inc.	194,199
	Total Diversified Consumer Services	612,105
	Diversified Financial Services (0.5%)
11,900	Citigroup, Inc.	561,977
15,700	JPMorgan Chase & Co.	653,905
	Total Diversified Financial Services	1,215,882

	Diversified Telecommunication Services (0.4%)
20,700	AT&T, Inc.	$559,624
14,100	BCE, Inc.	339,316
35,000	Qwest Communications International, Inc.	237,825	**
	Total Diversified Telecommunication Services	1,136,765
	Electric Utilities (0.1%)
11,000	American Electric Power Co., Inc.	374,220
	Electrical Equipment (0.1%)
5,800	Energy Conversion Devices, Inc.	285,215	**
	Electronic Equipment & Instruments (0.1%)
8,600	Cogent, Inc.	157,036	**
	Energy Equipment & Services (0.5%)
7,400	BJ Services Co.	256,003
3,900	FMC Technologies, Inc.	199,621	**
3,200	National-Oilwell Varco, Inc.	205,072	**
15,800	Smith International, Inc.	615,489
	Total Energy Equipment & Services	1,276,185
	Financial Services (0.4%)
1,000	Fortius I Funding, Ltd. Preferred, (144A)	970,000	* **
	Food Products (0.4%)
3,000	Flowers Foods, Inc.	89,085
10,800	Kraft Foods, Inc., Class A	327,240
30,000	Sara Lee Corp.	536,250
	Total Food Products	952,575
	Health Care Equipment & Supplies (0.4%)
8,000	Boston Scientific Corp.	184,680	**
17,800	IntraLase Corp.	412,515	**
2,000	Intuitive Surgical, Inc.	235,980	**
3,900	Kyphon, Inc.	144,963	**
	Total Health Care Equipment & Supplies	978,138
	Health Care Providers & Services (0.5%)
4,100	Cerner Corp.	193,992	**
7,600	Express Scripts, Inc.	668,154	**
7,000	HCA, Inc.	320,565
26,000	Tenet Healthcare Corp.	191,620	**
	Total Health Care Providers & Services	1,374,331
	Hotels, Restaurants & Leisure (0.5%)
3,100	Ctrip.com International, Ltd. (ADR)	256,370	**
7,000	McDonald’s Corp.	240,520
3,600	P.F. Chang’s China Bistro, Inc.	177,246	**
5,200	The Cheesecake Factory, Inc.	194,714	**
1,200	Tim Hortons, Inc.	31,866	**
6,700	Wynn Resorts, Ltd.	514,627	**
	Total Hotels, Restaurants & Leisure	1,415,343

	Household Durables (0.1%)
5,000	Sony Corp. (ADR)	$230,952
	Household Products (0.1%)
4,000	Kimberly-Clark Corp.	231,240
	Insurance (0.7%)
5,000	American International Group, Inc.	330,425
5,000	Chubb Corp.	477,050
13,898	National Interstate Corp.	301,517	**
13,300	The St. Paul Travelers Companies, Inc.	555,674
5,400	Willis Group Holdings, Ltd.	185,004
	Total Insurance	1,849,670
	Internet & Catalog Retail (0.1%)
5,420	Netflix.com, Inc.	156,990	**
	Internet Software & Services (0.5%)
16,900	eBay, Inc.	659,692	**
3,400	SINA Corp.	94,826	**
19,700	Yahoo!, Inc.	636,212	**
	Total Internet Software & Services	1,390,730
	IT Services (0.4%)
3,800	CheckFree Corp.	191,805	**
10,100	Cognizant Technology Solutions Corp., Class A	600,597	**
14,000	Electronic Data Systems Corp.	375,550
	Total IT Services	1,167,952
	Leisure Equipment & Products (0.1%)
17,000	Mattel, Inc.	308,210
	Machinery (0.2%)
6,700	Joy Global, Inc.	400,359
	Media (0.4%)
15,000	Clear Channel Communications, Inc.	435,000
8,000	Comcast Corp., Class A	209,800	**
15,100	Regal Entertainment Group, Class A	283,956
630	Tribune Co.	17,294
	Total Media	946,050
	Metals & Mining (0.1%)
4,000	United States Steel Corp.	242,720
	Multiline Retail (0.2%)
3,000	Federated Department Stores, Inc.	219,000
2,000	Sears Holdings Corp.	264,130	**
	Total Multiline Retail	483,130
	Oil, Gas & Consumable Fuels (0.7%)
7,000	Chevron Corp.	405,720
10,000	ConocoPhillips	631,750
8,400	Plains Exploration & Production Co.	324,324	**
3,200	Ultra Petroleum Corp.	199,312	**
6,100	Whiting Petroleum Corp.	250,070	**
	Total Oil, Gas & Consumable Fuels	1,811,176

	Paper & Forest Products (0.1%)
9,000	MeadWestvaco Corp.	$245,970
	Pharmaceuticals (0.6%)
9,200	Pfizer, Inc.	229,264
11,400	Salix Pharmaceuticals, Ltd.	187,929	**
13,100	Watson Pharmaceuticals, Inc.	376,494	**
13,000	Wyeth	630,630
	Total Pharmaceuticals	1,424,317
	Real Estate (0.2%)
4,850	CapitalSource, Inc.	120,862
15,000	Crescent Real Estate Equities Co. (REIT)	315,825
	Total Real Estate	436,687
	Road & Rail (0.2%)
2,000	CNF, Inc.	99,850
7,000	CSX Corp.	418,635
	Total Road & Rail	518,485
	Semiconductors & Semiconductor Equipment (0.5%)
9,700	Broadcom Corp., Class A	418,604	**
6,500	Hittite Microwave Corp.	218,953	**
2,300	Intel Corp.	44,770
6,000	Marvell Technology Group, Ltd.	324,360	**
5,600	Silicon Laboratories, Inc.	307,692	**
	Total Semiconductors & Semiconductor Equipment	1,314,379
	Software (0.2%)
5,100	NAVTEQ Corp.	258,417	**
10,100	Salesforce.com, Inc.	366,681	**
	Total Software	625,098
	Specialty Retail (0.1%)
5,500	Chico’s FAS, Inc.	223,465	**
	Thrifts & Mortgage Finance (0.1%)
6,000	Fannie Mae	308,460
	Trading Companies & Distributors (0.2%)
8,200	MSC Industrial Direct Co., Class A	442,923
	Wireless Telecommunication Services (0.2%)
7,000	Alltel Corp.	453,145
	Total Common Stock (Cost: $37,078,665) (14.7%)	37,578,007

Principal
Amount	Short-Term Investments	Value
	Money Market Investments (0.2%)
$569,754	BGI Institional Money Market Fund, 4.726%, due 04/03/06	$569,754	***
49,853	Merrimac Cash Fund - Premium Class, 4.489%, due 04/03/06	49,853	***
	Total Money Market Investments	619,607
	Other Short-Term Investments (54.4%) m
53,414	Abbey National PLC, 4.77%, due 04/11/06	53,414	***
106,829	ANZ Banking Group Ltd., 4.759%, due 04/28/06	106,829	***
174,853	Banco Santander Central Hispano S.A, 4.771%, due 05/02/06	174,853	***
78,342	Bank of America, 4.77%, due 05/16/06	78,342	***
178,049	Bank of Montreal, 4.77%, due 05/02/06	178,049	***
178,049	Bank of Nova Scotia, 4.79%, due 05/10/06	178,049	***
178,048	Bank of the West, 4.72%, due 04/19/06	178,048	***
142,439	Barclays PLC, 4.68%, due 04/28/06	142,439	***
142,439	Barclays PLC, 4.77%, due 05/16/06	142,439	***
71,220	Bear Stearns & Companies, Inc., 5.01%, due 09/07/06	71,220	***
178,048	Calyon, 4.74%, due 05/09/06	178,048	***
284,877	Calyon, 4.75%, due 04/12/06	284,877	***
178,048	Canadian Imperial Bank of Commerce, 4.63%, due 04/04/06	178,048	***
178,048	Canadian Imperial Bank of Commerce, 5.055%, due 05/18/06	178,048	***
178,048	CIESCO, 4.771%, due 04/27/06	178,048	***
249,267	Credit Suisse First Boston Corp., 4.7%, due 05/02/06	249,267	***
142,439	Den Danske Bank, 4.749%, due 04/07/06	142,439	***
71,219	Fairway Finance, 4.676%, due 04/10/06	71,219	***
176,579	Falcon Asset Securitization Corp., 4.659%, due 04/10/06	176,579	***
178,048	Falcon Asset Securitization Corp., 4.711%, due 04/07/06	178,048	***
25,000,000	Federal Home Loan Bank, 4.55%, due 04/07/06	24,981,042
100,000,000	Federal Home Loan Bank, 4.6%, due 04/03/06	99,974,444
178,048	Fortis Bank, 4.75%, due 04/24/06	178,048	***
71,219	Greyhawk Funding, 4.729%, due 04/17/06	71,219	***
178,048	Harris NA, 4.75%, due 04/24/06	178,048	***
8,187,681	Investors Bank & Trust Depository Reserve	8,187,681
142,439	Jupiter Securitization Corp., 4.725%, due 04/18/06	142,439	***
178,048	Marshall & Ilsley Bank, 4.76%, due 04/24/06	178,048	***
69,877	Park Avenue Receivables Corp., 4.698%, due 04/13/06	69,877	***
178,048	Prefco, 4.786%, due 05/01/06	178,048	***
106,829	Ranger Funding, 4.615%, due 04/03/06	106,829	***
297,671	Ranger Funding, 4.749%, due 04/20/06	297,671	***
356,096	Royal Bank of Canada, 4.75%, due 04/26/06	356,096	***
178,048	Royal Bank of Scotland, 4.69%, due 04/04/06	178,048	***
106,829	Royal Bank of Scotland, 4.75%, due 04/28/06	106,829	***
249,267	Skandinaviska Enskilda Banken AB, 4.77%, due 04/27/06	249,267	***
94,450	Svenska Handlesbanken, 4.85%, due 04/03/06	94,450	***
320,487	UBS AG, 4.72%, due 04/19/06	320,487	***
178,048	Wells Fargo & Co., 4.76%, due 04/28/06	178,048	***

178,048	Wells Fargo & Co., 4.77%, due 04/26/06	$178,048	***
177,390	Yorktown Capital LLC, 4.759%, due 04/06/06	177,390	***
	Total Other Short-Term Investments	139,500,360
	Total Short-Term Investments (Cost: $140,119,967) (54.6%)	140,119,967
	Total Investments (Cost: $330,990,929) (128.8%)	330,173,411
	Liabilities in Excess of Other Assets (-28.8%)	(73,809,246)
	Net Assets (100.0%)	$256,364,165

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
CLO	-	Collateralized Loan Obligation.
P/O	-	Principal Only Security.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2006, the value of these securities amounted to $76,653,831 or 29.9% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Fund’s Board of Directors.

**		Non-income producing.
***		Represents investment of security lending collateral (Note 3).
#		Index bond which consists of high yield credit default swaps, and tracks the B rated high yield index.
+		Security partially or fully lent (Note 3).
m		Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discounts Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Arospace & Defense	0.1%
Air Freight & Logitics	0.1
Automobiles	1.2
Banking	9.4
Biotechnology	0.8
Capital Markets	0.6
Chemicals	0.3
Commercial Banks	0.3
Commercial Services	0.5
Commercial Services & Supplies	1.2
Communications Equipment	0.5
Computers & Peripherals	0.3
Consumer Finance	0.1
Containers & Packaging	0.7
Diversified Consumer Services	0.2
Diversified Financial Services	0.5
Diversified Telecommunication Services	0.4
Electric Utilities	1.2
Electrical Equipment	0.1
Electronic Equipment & Instruments	0.1
Electronics	2.7
Energy Equipment & Services	0.5
Financial Services	24.8
Food & Staples Retailing	1.1
Food Products	0.4
Health Care Equipment & Supplies	0.4
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	0.5
Household Durables	0.1
Household Products	0.1
Insurance	2.3
Internet & Catalog Retail	0.1
Internet Software & Services	0.5
IT Services	0.4
Leisure Equipment & Products	0.1
Machinery	0.2
Media	0.9
Media - Broadcasting & Publishing	0.5
Medical Supplies	0.5
Metals & Mining	0.1
Multiline Retail	0.2
Multi-Utilities	0.6
Office Electronics	0.5
Oil, Gas & Consumable Fuels	1.3
Paper & Forest Products	0.1
Pharmaceuticals	1.2
Real Estate	0.8
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	0.5
Software	0.2

Specialty Retail	0.1
Thrifts & Mortgage Finance	0.1
Trading Companies & Distributors	0.2
U.S. Government Securities	12.1
Wireless Telecommunication Services	0.2
Short-Term Investments	54.6
Total	128.8%

See accompanying Notes to the Schedule of Investments

TCW Strategic Income Fund, Inc.

Notes to Schedule of Investments (Unaudited)                                                                                                                                                                                                                                                                     March 31, 2006

Note 1 — Significant Accounting Policies:

TCW Strategic Income Fund, Inc. (“the Fund”) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund commenced operations on March 5, 1987. The Fund’s investment objective is to seek a total return comprised of current income and capital appreciation. The Fund may invest in convertible securities, marketable equity securities, investment grade debt securities, high yield debt securities, options, securities issued or guaranteed by the United States Government, its agencies and instrumentalities (“U.S. Government Securities”), repurchase agreements, mortgage related securities, asset backed securities, money market securities and other securities without limit believed by the Fund’s investment advisor to be consistent with the Fund’s investment objective.

Security Valuation:   Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value on the 61st day prior to maturity.

Repurchase Agreements:   The Fund may invest in repurchase agreements secured by U.S. Government Securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the seller at an agreed-upon future date. The Fund requires the seller to maintain the value of the securities, marked to market daily, at not less than the repurchase price. If the seller defaults on its repurchase obligation, the Fund could suffer delays, collection expenses and losses to the extent that the proceeds from the sale of the collateral are less than the repurchase price. The Fund did not enter into any repurchase agreements for the period ended March 31, 2006.

Note 2 — Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At March 31, 2006, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Appreciated securities	$2,184,961
Depreciated securities	3,997,864
Net unrealized depreciation	$1,812,903
Cost of securities for federal income tax purposes	$330,173,411

Note 3 — Security Lending:

During the period ended March 31, 2006, the Fund lent securities to brokers. The brokers provided collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. At March 31, 2006, the cash collateral received from the borrowing brokers was $6,976,800 which is 102.0% of the value of the loaned securities. The Fund receives income, net of broker fees, by investing the cash collateral in short-term investments.

Note 4 — Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at March 31, 2006.

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TCW Strategic Income Fund, Inc.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr. Chief Executive Officer
Date	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr. Chief Executive Officer
Date	May 30, 2006
By (Signature and Title)	/s/ David S. DeVito
David S. DeVito Chief Financial Officer
Date	May 30, 2006